Note 16 - Income Taxes	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16.	INCOME TAXES

The income taxes recognized in profit or loss is as follows:

	December 31,	December 31,
	2020	2019
Deferred tax (expense) benefit	$(1,026)	$131
Total income tax (expense) benefit	$(1,026)	$131

The provision for income taxes reported differs from the amounts computed by applying statutory Canadian federal and provincial tax rates to the loss before tax provision due to the following:

	December 31,	December 31,
	2020	2019
Loss for the year before income taxes	$(6,071)	$(4,557)
Statutory tax rate	27%	27%

Recovery of income taxes computed at statutory rates	1,639	1,230
Share based payments	(843)	(694)
Mexican inflationary adjustments	(699)	(600)
Differing effective tax rate on loss in foreign jurisdiction	(34)	4
Unrecognized deferred tax assets	1,120	(2,680)
Impact of foreign exchange and other	(2,209)	2,871
Total income tax (expense) benefit	$(1,026)	$131

The approximate tax effect of each item that gives rise to the Company's unrecognized and recognized deferred tax assets and liabilities as at
December 31, 2020
and
2019
are as follows:

	December 31,	December 31,
	2020	2019
Deferred income tax assets
Exploration and evaluation assets	$828	$1,004
Non-capital losses	2,070	301
	$2,898	$1,305

Deferred income tax liabilities
Exploration and evaluation assets	$(219)	$(95)
Investment in associate	(5,870)	(3,192)
Investments	(1,530)	-
	$(7,619)	$(3,287)
Net deferred income tax liability	$(4,721)	$(1,982)

The Company's movement of net deferred tax liabilities is described below:

	December 31,	December 31,
	2020	2019
At January 1	$(1,982)	$(2,113)
Deferred income tax (expense) benefit through income statement	(1,026)	131
Deferred income tax (expense) benefit through OCI	(1,713)	-
At December 31	$(4,721)	$(1,982)

The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	December 31,		December 31,
	2020	expiry dates	2019

Non-capital losses	$93,602	2021 - 2040	$85,611
Exploration and evaluation assets	7,171	no expiry	13,040
Financing fees	3,453	2040 - 2044	934
Other	7,490	no expiry	3,352
Total	$111,716		$102,937

At
December 31, 2020,
the Company has non-capital loss carry forwards in Canada aggregating
$49,947
(
December 31, 2019:
$39,572
) which expire over the period between
2026
to
2040,
available to offset future taxable income in Canada, and the Company has capital loss carry forwards in Canada of
$943
(
December 31, 2019:
nil
) which are available only to offset future capital gains for Canadian tax purposes and may
be carried forward indefinitely.

At
December 31, 2020,
the Company has tax loss carry forwards in Mexico aggregating
$49,837
(
December 31, 2019:
$46,779
) which expire over the period
2021
to
2030,
available to offset future taxable income in Mexico.

At
December 31, 2020,
the Company has
$33
(
December 31, 2019:
$274
) included in cash that is held by foreign subsidiaries, and hence not
available to fund domestic operations unless the funds were repatriated. There are no
taxes payable on the funds should the Company choose to repatriate them, however, the Company does not
intend to repatriate these funds in the next year.